PROVISIONS AND CONTINGENT LIABILITIES - Movement in provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Balance at beginning of the year	$ 196	$ 292
Arising during the year	6	67
Utilized	(2)	(13)
Unused amounts reversed	(28)	(77)
Reclassification as held for sale	(45)	(81)
Transfer and reclassification	(5)
Discount rate adjustment and imputed interest (change in estimate)	4	7
Translation adjustments and other	(20)	1
Balance at end of the year	106	196
Non-current	47	87
Current	59	109
Non-income tax provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	88	86
Arising during the year	5	19
Utilized	0	(12)
Unused amounts reversed	(20)
Reclassification as held for sale	(11)	0
Transfer and reclassification	(4)
Discount rate adjustment and imputed interest (change in estimate)	0	0
Translation adjustments and other	(9)	(6)
Balance at end of the year	49	88
Non-current	4	0
Current	45	88
Non-income tax provisions
Disclosure of other provisions [line items]
Unused amounts reversed		1
Decommi-ssioning provision
Disclosure of other provisions [line items]
Balance at beginning of the year	87	141
Arising during the year	0	31
Utilized	(2)	(1)
Unused amounts reversed	(6)	(19)
Reclassification as held for sale	(30)	(69)
Transfer and reclassification	0
Discount rate adjustment and imputed interest (change in estimate)	4	7
Translation adjustments and other	(10)	(3)
Balance at end of the year	43	87
Non-current	43	87
Current	0	0
Legal provision
Disclosure of other provisions [line items]
Balance at beginning of the year	14	22
Arising during the year	0	4
Utilized	0	0
Unused amounts reversed	0	(1)
Reclassification as held for sale	(4)	(12)
Transfer and reclassification	0
Discount rate adjustment and imputed interest (change in estimate)	0	0
Translation adjustments and other	(1)	1
Balance at end of the year	9	14
Non-current	0	0
Current	9	14
Other provisions
Disclosure of other provisions [line items]
Balance at beginning of the year	7	43
Arising during the year	1	13
Utilized	0	0
Unused amounts reversed	(2)	(58)
Reclassification as held for sale	0	0
Transfer and reclassification	(1)
Discount rate adjustment and imputed interest (change in estimate)	0	0
Translation adjustments and other	0	9
Balance at end of the year	5	7
Non-current	0	0
Current	$ 5	$ 7